Schedule of Movements in Inventory (Detail) - Inventory write-off - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Inventory [Line Items]
Beginning balance	$ 20.2
Utilizations	(19.6)
Additions	6.2	$ 19.6
Exchange rate changes and other effects	(0.2)	0.6
Ending balance	$ 6.6	$ 20.2